Long-term Debt (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of debt instruments
Total fair value of debt instruments	$ 312,385	$ 278,571
Term Loan [Member]
Fair value of debt instruments
Total fair value of debt instruments	192,752	178,947
Borrowings under Revolving Credit Facility [Member]
Fair value of debt instruments
Total fair value of debt instruments	104,407	59,357
6.5% Senior Convertible Notes [Member]
Fair value of debt instruments
Total fair value of debt instruments		31,613
Capital lease obligations [Member]
Fair value of debt instruments
Total fair value of debt instruments	3,598	6,464
Other Obligations [Member]
Fair value of debt instruments
Total fair value of debt instruments	$ 11,628	$ 2,190